Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Principal Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,212		$ 3,267
Finance lease liabilities		$ 32
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	3,104
Finance lease liabilities	142
Gross carrying amount | 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	494
Finance lease liabilities	19
Gross carrying amount | 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	98
Finance lease liabilities	14
Gross carrying amount | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	625
Finance lease liabilities	9
Gross carrying amount | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	372
Finance lease liabilities	6
Gross carrying amount | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	105
Finance lease liabilities	4
Gross carrying amount | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	1,410
Finance lease liabilities	$ 90